RELATED PARTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 5 - RELATED PARTIES

Founder Shares

On August 1, 2024, the Prior Sponsor received 7,666,667 TVA III Class B Ordinary Shares (the “Founder Shares”) in exchange for a payment of $25,000.

On April 24, 2025, 166,667 Founder Shares were forfeited as the underwriters did not fully exercise the over-allotment option.

On September 18, 2025, pursuant to the Purchase Agreement, the Prior Sponsor sold 7,500,000 Founder Shares and 4,700,000 Private Placement Warrants to the New Sponsor for an aggregate purchase price of $7,400,000, and, upon closing, the New Sponsor became the Company’s sponsor.

The New Sponsor has agreed not to transfer or sell any of their Founder Shares and any Class A ordinary shares issuable upon conversion thereof until the closing of the Company’s initial Business Combination; except to affiliates, members or partners of the Sponsor or their affiliates, or any employees of such affiliates, provided that in each case the transferee agrees in writing to be bound by the terms of the Insider Letter. In connection with the Purchase, the parties also entered into a joinder to and amendment of the Registration Rights Agreement that removed lock‑up obligations under that agreement for the New Sponsor.

General and Administrative Services

Commencing on the effective date of the Initial Public Offering on April 24, 2025 and through the earlier of the Company’s consummation of a Business Combination or its liquidation, the Company has agreed to pay the Sponsor or an affiliate thereof a monthly fee of $10,000 for office space, utilities and secretarial and administrative support. For the three and six months ended June 30, 2025, the Company had incurred and paid the Prior Sponsor $20,000 of administrative costs. Pursuant to the Purchase Agreement executed on September 18, 2025, the Administrative Services Agreement with the Prior Sponsor was terminated and no further fees were accrued thereafter.

CEO Advisory Agreement

Effective October 2025, the Company agreed to pay a monthly advisory fee of $15,000 to the Chief Executive Officer, Kevin McGurn, to provide advisory services to the Company in connection with identifying, investigating, negotiating and completing the Company’s initial Business Combination and related matters. The advisory fee continues on a monthly basis until the earliest to occur of (i) the closing and completion of the Company’s initial Business Combination or (ii) the liquidation of the Company. Other than the foregoing, none of the Company’s officers or directors have received any compensation for services rendered to the Company. For the three and six months ended June 30, 2026, the Company has incurred $11,250 and $56,250 in advisory fees and paid $56,250. As of June 30, 2026 and December 31, 2025, there was $0 and $45,000 outstanding under the agreement. The obligation to pay this monthly advisory fee terminated upon the resignation of Mr. McGurn as Chief Executive Officer on April 22, 2026. There are $11,109 of accrued expense reimbursements for Mr. McGurn as of June 30, 2026 and December 31, 2025 recorded to accrued expenses in the condensed balance sheets.

Promissory Notes - Related Party

On August 1, 2024, the Prior Sponsor issued an unsecured promissory note (the “Promissory Note”) to the Company, pursuant to which the Company may borrow up to an aggregate principal amount of up to $300,000. The Promissory Note is non-interest bearing and payable on the earlier of (i) December 31, 2024, or (ii) the consummation of the Initial Public Offering. On March 14, 2025, the Company amended and restated the Promissory Note to extend the maturity date of the Promissory Note from December 31, 2024 to December 31, 2025. As of June 30, 2026 and December 31, 2025, there was nothing outstanding under the Promissory Note. As of June 30, 2026, the Promissory Note is not available for further draw down.

Working Capital Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of the notes may be converted upon completion of a Business Combination into warrants at a price of $1.00 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of June 30, 2026 and December 31, 2025, there was no amount outstanding under the Working Capital Loans.

Due to Related Party

On December 31, 2025, the Sponsor paid for certain expenses on behalf of the Company totaling $2,425. This due to related party is not a drawdown on the above Working Capital Loans, it is non-interest bearing and is due on demand. The Company repaid the Sponsor in full on March 12, 2026. As of June 30, 2026, there is no amount due to a related party.

NOTE 5 - RELATED PARTIES

Founder Shares

On August 1, 2024, the Prior Sponsor received 7,666,667 TVA III Class B Ordinary Shares (the “Founder Shares”) in exchange for a payment of $25,000.

On April 24, 2025, 166,667 Founder Shares were forfeited as the underwriters did not fully exercise the over-allotment option.

On September 18, 2025, pursuant to the Purchase Agreement, the Prior Sponsor sold 7,500,000 Founder Shares and 4,700,000 Private Placement Warrants to the New Sponsor for an aggregate purchase price of $7,400,000, and, upon closing, the New Sponsor became the Company’s sponsor.

The New Sponsor has agreed not to transfer or sell any of their Founder Shares and any TVA III Class A Ordinary Shares issuable upon conversion thereof until the closing of the Company’s initial Business Combination; except to affiliates, members or partners of the Sponsor or their affiliates, or any employees of such affiliates, provided that in each case the transferee agrees in writing to be bound by the terms of the Insider Letter. In connection with the Purchase, the parties also entered into a joinder to and amendment of the Registration Rights Agreement that removed lock‑up obligations under that agreement for the New Sponsor.

General and Administrative Services

Commencing on the effective date of the Initial Public Offering on April 24, 2025 and through the earlier of the Company’s consummation of a Business Combination or its liquidation, the Company has agreed to pay the Sponsor or an affiliate thereof a monthly fee of $10,000 for office space, utilities and secretarial and administrative support. For the year ended December 31, 2025, the Company had incurred and paid the Prior Sponsor $50,000 of administrative costs. Pursuant to the Purchase Agreement executed on September 18, 2025, the Administrative Services Agreement with the Prior Sponsor was terminated and no further fees were accrued thereafter.

CEO Advisory Agreement

Effective October 2025, the Company agreed to pay a monthly advisory fee of $15,000 to the chief executive officer, Kevin McGurn, to provide advisory services to the Company in connection with identifying, investigating, negotiating and completing the Company’s initial Business Combination and related matters. The advisory fee continues on a monthly basis until the earliest to occur of (i) the closing and completion of the Company’s initial Business Combination or (ii) the liquidation of the Company. Other than the foregoing, none of the Company’s officers or directors have received any compensation for services rendered to the Company. As of December 31, 2025, the Company has incurred $45,000 in advisory fees.

Promissory Notes - Related Party

On August 1, 2024, the Prior Sponsor issued an unsecured promissory note (the “Promissory Note”) to the Company, pursuant to which the Company may borrow up to an aggregate principal amount of up to $300,000. The Promissory Note is non-interest bearing and payable on the earlier of (i) December 31, 2024, or (ii) the consummation of the Initial Public Offering. On March 14, 2025, the Company amended and restated the Promissory Note to extend the maturity date of the Promissory Note from December 31, 2024 to December 31, 2025. As of December 31, 2025 and December 31, 2024, there were $0 and $152,200 outstanding under the Promissory Note, respectively. As of December 31, 2025, the Promissory Note is not available for further draw down.

Working Capital Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of the notes may be converted upon completion of a Business Combination into warrants at a price of $1.00 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of December 31, 2025 and December 31, 2024, there was no amount outstanding under the Working Capital Loans.

Due to Related Party

On December 31, 2025, the Sponsor paid for certain expenses on behalf of the Company totaling $2,425. This due to related party is not a drawdown on the above Working Capital Loans, it is non-interest bearing, and is due on demand.